Stockholders’ Equity and Regulatory Capital (Tables)	12 Months Ended
Jun. 30, 2026
Stockholders’ Equity and Regulatory Capital [Abstract]
Schedule of Company’s and Banks’ Regulatory Capital

The Company’s and Banks’ regulatory capital as of June 30, 2026 and 2025 is presented in the following table.

	Actual		For Capital Adequacy Purposes
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Community Bank Leverage Ratio:

June 30, 2026
Kentucky First Federal Bancorp	$50,423	13.6%	$33,476	9.0%
First Federal Savings and Loan Association of Hazard	$18,247	21.6%	$7,610	9.0%
First Federal Savings Bank of Kentucky	$30,151	10.5%	$25,905	9.0%

June 30, 2025
Kentucky First Federal Bancorp	$48,514	13.3%	$32,667	9.0%
First Federal Savings and Loan Association of Hazard	$17,921	20.4%	$8,009	9.0%
First Federal Savings Bank of Kentucky	$29,399	10.2%	$25,629	9.0%